Vanguard Windsor™ Fund

Supplement to the Prospectus and Summary Prospectus Dated February 26, 2014

Prospectus and Summary Prospectus Text Changes

The following replaces similar text under the heading “Investment Advisors”:

Portfolio Managers

Richard Pzena, Managing Principal and co-Chief Investment Officer of Pzena. He has co-managed a portion of the Fund since 2012.

John P. Goetz, Managing Principal and co-Chief Investment Officer of Pzena. He has co-managed a portion of the Fund since 2012.

James N. Mordy, Senior Vice President and Equity Portfolio Manager at Wellington Management. He has managed a portion of the Fund since 2008.

Prospectus Text Changes

The following replaces similar text under the heading Investment Advisors:

The managers primarily responsible for the day-to-day management of the Fund are:

Richard Pzena, Managing Principal and co-Chief Investment Officer of Pzena. He has worked in investment management since 1984, has managed investment portfolios for Pzena since 1996, and has co-managed a portion of the Fund since 2012. Education: B.S. and M.B.A., The Wharton School of the University of Pennsylvania.

John P. Goetz, Managing Principal and co-Chief Investment Officer of Pzena. He has worked in investment management since 1979, has managed investment portfolios for Pzena since 1996, and has co-managed a portion of the Fund since 2012. Education: B.A., Wheaton College; M.B.A., the Kellogg School at Northwestern University.

(over, please)

James N. Mordy, Senior Vice President and Equity Portfolio Manager at Wellington Management. He has been with Wellington Management and has worked on the Windsor Fund investment team since 1985, has managed investment portfolios since 1997, and has managed a portion of the Fund since 2008. Education: B.A., Stanford University; M.B.A., The Wharton School of the University of Pennsylvania.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	PS 22 062014

Vanguard Windsor™ Funds

Supplement to the Statement of Additional Information Dated February 26, 2014

Change to Vanguard Windsor Fund

Antonio DeSpirito no longer co-manages a portion of Vanguard Windsor Fund. Richard Pzena, John P. Goetz, and James N. Mordy remain as portfolio managers of the Fund.

All references to Mr. DeSpirito in the Investment Advisory Services section are removed.

© 2014 The Vanguard Group, Inc. All rights reserved.
Vanguard Marketing Corporation, Distributor.	SAI 22B 062014